SUPPLEMENT DATED JUNE 19, 2007

TO

PROSPECTUS

FOR

COMPASS LIFE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

Effective June 22, 2007, MFS/Sun Life Massachusetts Investors Trust Series will change its name to MFS/Sun Life Blended Research Core Equity Series.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.